Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 2,070,324	$ 2,569,090	$ 2,828,892	$ 2,318,730	$ 3,024,816	$ 4,052,324	$ 4,351,290	$ 3,725,143	$ 9,787,036	$ 15,153,573	$ 10,086,070
Operating costs and expenses:
Cost of products sold (exclusive of depreciation and amortization)	1,706,406	1,895,772	2,177,887	1,741,310	2,448,502	3,379,555	3,731,169	3,160,737	7,521,375	12,719,963	8,690,222
Direct operating expenses (exclusive of depreciation and amortization)	228,451	234,440	224,723	215,311	230,639	218,183	203,463	198,349	902,925	850,634	523,836
Selling, general and administrative expenses	55,437	54,465	59,540	55,803	55,442	57,206	54,640	58,732	225,245	226,020	137,031
Affiliate severance costs					0	0	3,479	9,399	0	12,878	0
Loss (gain) and impairments on disposal of assets, net	208	(52)	(387)	282	7,591	(66)	119	886	51	8,530	(4,989)
Maintenance turnaround expense	836	490	593	105	140	1,883	0	46,446	2,024	48,469	50,249
Depreciation and amortization	52,845	51,377	51,143	49,926	49,398	46,910	47,848	46,410	205,291	190,566	117,848
Total operating costs and expenses	2,044,183	2,236,492	2,513,499	2,062,737	2,791,712	3,703,671	4,040,718	3,520,959	8,856,911	14,057,060	9,514,197
Operating income	26,141	332,598	315,393	255,993	233,104	348,653	310,572	204,184	930,125	1,096,513	571,873
Other income (expense):
Interest income	153	186	201	163	289	483	221	195	703	1,188	746
Interest expense and other financing costs	(26,434)	(26,896)	(27,316)	(24,957)	(22,054)	(18,250)	(27,801)	(28,957)	(105,603)	(97,062)	(74,581)
Loss on extinguishment of debt					0	0	(1)	(8)	0	(9)	(46,773)
Other, net	1,604	4,327	4,024	3,206	2,397	(2,816)	983	1,482	13,161	2,046	2,214
Income before income taxes	1,464	310,215	292,302	234,405	213,736	328,070	283,974	176,896	838,386	1,002,676	453,479
Provision for income taxes	6,034	(92,117)	(78,435)	(59,437)	(69,285)	(80,713)	(93,407)	(49,199)	(223,955)	(292,604)	(153,925)
Net income	7,498	218,098	213,867	174,968	144,451	247,357	190,567	127,697	614,431	710,072	299,554
Less net income attributed to non-controlling interests	(6,047)	64,795	79,948	68,979	13,516	60,608	33,871	42,151	207,675	150,146	23,560
Net income attributable to Western Refining, Inc.	$ 13,545	$ 153,303	$ 133,919	$ 105,989	$ 130,935	$ 186,749	$ 156,696	$ 85,546	$ 406,756	$ 559,926	$ 275,994
Net earnings per share:
Basic	$ 0.14	$ 1.61	$ 1.40	$ 1.11	$ 1.34	$ 1.85	$ 1.88	$ 1.07	$ 4.28	$ 6.17	$ 3.35
Diluted	$ 0.14	$ 1.61	$ 1.40	$ 1.11	$ 1.33	$ 1.84	$ 1.56	$ 0.88	$ 4.28	$ 5.61	$ 2.79
Weighted average common shares outstanding:
Basic									94,899	90,708	82,248
Diluted									94,999	101,190	104,904